Derivative Liability and Fair Value Measurements (Estimate the fair value of warrants outstanding) (Detail) (USD $) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Mar. 21, 2013	Mar. 21, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Sep. 30, 2014 Maximum [Member] Warrant [Member]	Mar. 21, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Sep. 30, 2014 Minimum [Member] Warrant [Member]
Assumptions for Pricing Model:
Fair Value Assumptions, Expected Term				5 years	4 years 7 months 6 days	4 years 14 days	4 years 7 months 13 days	4 years 2 months 12 days	3 years 5 months 19 days
Fair Value Assumptions, Expected Volatility Rate	56.00%			110.00%		81.00%	61.00%		72.00%
Fair Value Assumptions, Risk Free Interest Rate	1.75%			1.41%		1.83%	0.77%		0.93%
Value of warrants outstanding:
Fair value of warrants	$ 12,035,816	$ 8,092,045	$ 9,067,283